Segmented information (Schedule of Geographic Area) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers [Line Items]
Revenues	$ 17,304	$ 17,046	$ 16,828
Long-lived assets	49,588	48,445
Canada
Revenues from External Customers [Line Items]
Revenues	12,104	11,875	11,570
Long-lived assets	28,133	26,635
U.S.
Revenues from External Customers [Line Items]
Revenues	5,200	5,171	$ 5,258
Long-lived assets	$ 21,455	$ 21,810